Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 81		$ 108
Short-term investments	49		56
Receivables
Energy marketing	786		677
Gas	385		362
Unbilled revenues	268		235
Other	83		55
Less allowance for uncollectible accounts	29		28
Total receivables, net	1,493		1,301
Inventories
Natural gas	637		679
Other	21		20
Total inventories	658		699
Assets held for sale	283		291
Regulatory assets	162		145
Derivative instruments	99		130
Prepaid expenses	63		132
Other	57		21
Total current assets	2,945		2,883
Long-term assets and other deferred debits
Property, plant and equipment	10,952		10,332
Less accumulated depreciation	2,295		2,115
Property, plant and equipment, net	8,657		8,217
Goodwill	1,827	[1]	1,776	[1]
Regulatory assets	737		944
Intangible assets	154		76
Long-term investments	113		128
Pension assets	117		33
Derivative instruments	20		14
Other	86		70
Total long-term assets and other deferred debits	11,711		11,258
Total assets	14,656		14,141
Current liabilities
Short-term debt	1,171		1,377
Energy marketing trade payables	671		611
Other accounts payable - trade	421		325
Regulatory liabilities	183		161
Customer deposits and credit balances	136		143
Accrued taxes	85		53
Derivative instruments	75		33
Accrued environmental remediation liabilities	70		57
Liabilities held for sale	40		39
Accrued wages and salaries	66		27
Accrued interest	52		53
Accrued regulatory infrastructure program costs	5		121
Current portion of long-term debt and capital leases			226
Other	148		112
Total current liabilities	3,123		3,338
Long-term debt	3,813		3,327
Accumulated deferred income taxes	1,667		1,588
Regulatory liabilities	1,518		1,477
Accrued pension and retiree welfare benefits	404		508
Accrued environmental remediation liabilities	377		387
Derivative instruments	5		6
Other	73		75
Total long-term liabilities and other deferred credits	7,857		7,368
Total liabilities and other deferred credits	10,980		10,706
Common shareholders’ equity
Common stock, $5 par value; 750,000,000 shares authorized; outstanding: 118,888,876 shares at December 31, 2013 and 117,855,075 shares at December 31, 2012	595		590
Additional paid-in capital	2,054		2,014
Retained earnings	1,126		1,035
Accumulated other comprehensive loss	(136)	[2]	(218)	[2]
Treasury shares, at cost: 216,523 shares at December 31, 2013 and 2012	(8)		(8)
Total common shareholders’ equity	3,631		3,413
Noncontrolling interest	45		22
Total equity	3,676		3,435
Total liabilities and equity	$ 14,656		$ 14,141

[1]	Excludes goodwill at Tropical Shipping now classified as held for sale. See Note 15 for additional information.
[2]	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.